Summary of Significant Accounting Policies (Policies) - EBP 007 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The financial statements of the Plan are prepared on the accrual basis of accounting.
Use of Estimates
Use of Estimates
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
The Plan’s investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market Participants at the measurement date. See Note 3 for discussion of fair value measurements.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend
date. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from Participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred. No allowance for credit losses has been recorded as of December 31, 2025 or 2024. Delinquent notes receivable are recorded as distributions on the basis of the terms of the Plan document.

Benefit Payments	Benefit Payments Benefits are recorded when paid.
Administrative Expenses
Administrative Expenses
Management fees and operating expenses are charged to plan Participants and are reflected as a reduction of investment return in each of the investment options of the Plan. Such management fees and operating expenses are deducted from income earned on a daily basis. Fees related to the administration of notes receivable from Participants are charged directly to the Participant’s account and are included in administrative expenses.

Subsequent Events

Subsequent Events
The Plan has evaluated subsequent events through the date the financial statements were issued.
Effective January 1, 2026, the Plan was amended to make employees covered by the collective bargaining agreement for IBEW Local 1049 eligible for Matching Contributions after one year of service with the Company. Matching Contributions are 50% of the first 8% a participant contributes.
Effective April 1, 2026, the Plan was amended to provide for the application of forfeitures in the following order: to restore any forfeitures for an employee who received a distribution of the entire vested interest in their account; to reduce Matching Contributions or Core Contributions for the plan year or next ensuing plan year; to fund qualified non-elective
contributions on behalf of participants.